Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Assets:
Cash and deposits with financial institutions	$ 62,269	[1]	$ 59,663
Trading assets	100,262	[1]	98,464
Financial instruments designated at fair value through profit or loss	12	[1]	13
Securities purchased under resale agreements and securities borrowed	104,018	[1]	95,319
Derivative financial instruments	37,558	[1]	35,364
Customers' liability under acceptances	16,329	[1]	13,560
Liabilities:
Deposits	676,534	[1]	625,367
Financial instruments designated at fair value through profit or loss	8,188	[1]	4,663
Acceptances	16,338	[1]	13,560
Obligations related to securities sold short	32,087	[1]	30,766
Derivative financial instruments	37,967	[1]	34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257	[1]	95,843
Subordinated debentures	5,698	[1]	5,935
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	62,269		59,663
Trading assets	100,262		98,464
Financial instruments designated at fair value through profit or loss	12		13
Securities purchased under resale agreements and securities borrowed	104,018		95,319
Derivative financial instruments	37,558		35,364
Investment securities - other	57,653		50,504
Investment securities - amortized cost	20,743		18,765
Loans	551,834		504,369
Customers' liability under acceptances	16,329		13,560
Other financial assets	10,913		9,314
Liabilities:
Deposits	676,534		625,367
Financial instruments designated at fair value through profit or loss	8,188		4,663
Acceptances	16,338		13,560
Obligations related to securities sold short	32,087		30,766
Derivative financial instruments	37,967		34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257		95,843
Subordinated debentures	5,698		5,935
Other financial liabilities	34,805		27,118
At fair value [member]
Assets:
Cash and deposits with financial institutions	62,269		59,663
Trading assets	100,262		98,464
Financial instruments designated at fair value through profit or loss	12		13
Securities purchased under resale agreements and securities borrowed	104,018		95,319
Derivative financial instruments	37,558		35,364
Investment securities - other	57,653		50,504
Investment securities - amortized cost	20,316		18,716
Loans	553,758		507,276
Customers' liability under acceptances	16,329		13,560
Other financial assets	10,913		9,314
Liabilities:
Deposits	674,535		625,964
Financial instruments designated at fair value through profit or loss	8,188		4,663
Acceptances	16,338		13,560
Obligations related to securities sold short	32,087		30,766
Derivative financial instruments	37,967		34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257		95,843
Subordinated debentures	5,627		6,105
Other financial liabilities	$ 35,432		$ 27,531

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).